Business Combinations (Details) - Schedule of pro forma information - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations (Details) - Schedule of pro forma information [Line Items]
Revenues		¥ 1,486,635	¥ 1,298,977
Net income/(loss)		44,237	¥ 33,309
Shenzhen Meten [Member]
Business Combinations (Details) - Schedule of pro forma information [Line Items]
Revenues	¥ 1,464,028	1,455,736
Net income/(loss)	¥ (228,193)	¥ 48,990